Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000017675
Account Value [Line Items]
Line Graph and Table Measure Name	Reaves Infrastructure Fund, Institutional Class Shares
Account Value	$ 21,661	$ 17,226	$ 15,647	$ 16,552	$ 17,611	$ 15,208	$ 14,929	$ 13,239	$ 12,700	$ 11,814	$ 10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
MSCI USA Infrastructure (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Infrastructure (TR) (USD)
Account Value	$ 22,653	$ 18,735	$ 15,593	$ 16,696	$ 15,520	$ 13,647	$ 13,554	$ 11,974	$ 11,762	$ 11,614	$ 10,000